Document and Entity Information	Aug. 15, 2017
Prospectus:
Document Type	497
Document Period End Date	Aug. 15, 2017
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Aug. 15, 2017
Document Effective Date	Aug. 15, 2017
Prospectus Date	Apr. 26, 2017
Direxion Daily Emerging Markets Bond Bull 3X Shares | Direxion Daily Emerging Markets Bond Bull 3X Shares
Prospectus:
Trading Symbol	EMBU